UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21574

Eaton Vance Floating-Rate Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

May 31

Date of Fiscal Year End

November 30, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating-Rate Income Trust

(EFT)

Semiannual Report

November 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report November 30, 2016

Eaton Vance

Floating-Rate Income Trust

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Officers and Trustees	41

Important Notices	42

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Performance1,2

Portfolio Managers Scott H. Page, CFA and Ralph Hinckley, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	06/29/2004	6.84%	12.81%	6.79%	5.18%
Fund at Market Price	—	11.93	19.72	6.93	5.05
S&P/LSTA Leveraged Loan Index	—	4.22%	7.76%	4.97%	4.59%

% Premium/Discount to NAV[3]
					–3.16%

Distributions[4]
Total Distributions per share for the period					$0.454
Distribution Rate at NAV					6.01%
Distribution Rate at Market Price					6.20%

% Total Leverage[5]
Borrowings					26.42%
Variable Rate Term Preferred Shares (VRTP Shares)					8.59

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Fund Profile

Top 10 Issuers (% of total investments)6

Reynolds Group Holdings, Inc.	1.2%

Asurion, LLC	1.1

Valeant Pharmaceuticals International, Inc.	1.1

TransDigm, Inc.	1.0

Univision Communications, Inc.	1.0

Calpine Corporation	0.9

Intelsat Jackson Holdings S.A.	0.9

Infor (US), Inc.	0.8

Community Health Systems, Inc.	0.8

Avago Technologies Cayman Ltd.	0.8

Total	9.6%

Top 10 Sectors (% of total investments)6

Health Care	9.9%

Electronics/Electrical	8.7

Business Equipment and Services	7.0

Chemicals and Plastics	5.4

Retailers (Except Food and Drug)	4.5

Industrial Equipment	4.1

Leisure Goods/Activities/Movies	4.0

Drugs	3.7

Lodging and Casinos	3.4

Insurance	3.1

Total	53.8%

Credit Quality (% of bonds, loans and asset-backed securities)7

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Performance results reflect the effects of leverage. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance. com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Leverage represents the liquidation value of the Fund’s VRTP Shares and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus VRTP Shares and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Excludes cash and cash equivalents.

[7]

Credit ratings are categorized using S&P. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by S&P.

Fund profile subject to change due to active management.

4

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 137.7%(1)

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.4%
BE Aerospace, Inc.
Term Loan, 3.86%, Maturing December 16, 2021		1,079	$1,082,955
IAP Worldwide Services, Inc.
Revolving Loan, 1.53%, Maturing July 18, 2018(2)		325	315,975
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		440	351,930
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		2,190	1,962,065
TransDigm, Inc.
Term Loan, 3.82%, Maturing February 28, 2020		2,922	2,928,504
Term Loan, 3.83%, Maturing June 4, 2021		2,004	2,008,747
Term Loan, 3.75%, Maturing June 9, 2023		4,741	4,753,632
Wesco Aircraft Hardware Corp.
Term Loan, 3.04%, Maturing September 23, 2021		1,075	1,065,594

			$14,469,402

Air Transport — 0.4%
Virgin America, Inc.
Term Loan, 5.36%, Maturing April 4, 2019		2,625	$2,660,700

			$2,660,700

Automotive — 2.9%
Allison Transmission, Inc.
Term Loan, 3.25%, Maturing September 23, 2022		1	$1,460
CS Intermediate Holdco 2, LLC
Term Loan, 3.59%, Maturing October 26, 2023		622	628,287
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		1,070	1,072,424
FCA US, LLC
Term Loan, 3.50%, Maturing May 24, 2017		1,982	1,986,697
Term Loan, 3.25%, Maturing December 31, 2018		1,338	1,341,119
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		4,252	4,140,507
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021		916	922,492
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		2,300	2,308,452
Sage Automotive Holdings, Inc.
Term Loan, Maturing October 27, 2022(4)		800	796,000
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	EUR	891	955,456
Term Loan, 4.50%, Maturing June 30, 2022		1,312	1,320,768

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Automotive (continued)
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	1,429	$1,429,531
Visteon Corporation
Term Loan, 3.55%, Maturing April 9, 2021	685	688,415

		$17,591,608

Beverage and Tobacco — 0.7%
Constellation Brands Canada, Inc.
Term Loan, Maturing November 14, 2023(4)	2,400	$2,422,500
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020	1,388	1,054,500
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021(3)	1,000	625,000

		$4,102,000

Brokerage / Securities Dealers / Investment Houses — 0.8%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing November 23, 2020	1,142	$1,145,185
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021	3,241	2,706,322
Astro AB Borrower, Inc.
Term Loan - Second Lien, 9.75%, Maturing March 3, 2023	300	294,000
Salient Partners L.P.
Term Loan, 9.50%, Maturing May 19, 2021	837	801,507

		$4,947,014

Building and Development — 3.2%
American Bath Group, LLC
Term Loan, 6.75%, Maturing September 30, 2023	800	$804,000
American Builders & Contractors Supply Co.
Term Loan, 3.50%, Maturing October 31, 2023	2,850	2,865,230
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019	1,108	1,110,895
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	2,047	2,057,305
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	4,184	4,177,801
Headwaters, Incorporated
Term Loan, 4.00%, Maturing March 24, 2022	447	448,853
Henry Company, LLC
Term Loan, 5.50%, Maturing October 5, 2023	350	352,406
Quikrete Holdings, Inc.
Term Loan, Maturing November 15, 2023(4)	2,700	2,714,850

5	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Building and Development (continued)
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	1,597	$1,598,762
Realogy Corporation
Term Loan, 3.75%, Maturing July 20, 2022	571	577,021
Summit Materials Companies I, LLC
Term Loan, 4.00%, Maturing July 17, 2022	691	696,651
WireCo WorldGroup, Inc.
Term Loan, 6.50%, Maturing September 30, 2023	650	656,906
Term Loan - Second Lien, 10.00%, Maturing September 30, 2024	1,500	1,507,500

		$19,568,180

Business Equipment and Services — 10.9%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	3,352	$3,190,268
AlixPartners, LLP
Term Loan, 4.00%, Maturing July 28, 2022	2,213	2,222,863
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	1,723	1,675,805
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020	900	900,418
Camelot UK Holdco Limited
Term Loan, 4.75%, Maturing October 3, 2023	1,275	1,280,578
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	482	482,365
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	662	652,978
Corporate Capital Trust, Inc.
Term Loan, 4.13%, Maturing May 20, 2019	1,024	1,023,750
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	296	298,657
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	1,532	1,102,823
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020	298	75,967
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020	557	29,702
EIG Investors Corp.
Term Loan, 6.48%, Maturing November 9, 2019	4,777	4,708,512
Term Loan, 6.00%, Maturing February 9, 2023	2,985	2,886,596
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018	1,581	1,584,744
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020	2,755	2,764,947

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
First Data Corporation
Term Loan, 4.33%, Maturing July 8, 2022		2,752	$2,767,504
Garda World Security Corporation
Term Loan, 4.75%, Maturing November 6, 2020	CAD	3,265	2,327,342
Term Loan, 5.50%, Maturing November 7, 2020		2,000	1,971,250
Global Payments, Inc.
Term Loan, 3.03%, Maturing April 22, 2023		376	380,217
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		2,208	2,222,985
Information Resources, Inc.
Term Loan, 4.83%, Maturing September 30, 2020		3,304	3,313,762
ION Trading Finance Limited
Term Loan, 4.25%, Maturing August 11, 2023	EUR	1,148	1,229,551
Term Loan, 4.25%, Maturing August 11, 2023		2,521	2,524,214
J.D. Power and Associates
Term Loan, 5.25%, Maturing September 7, 2023		2,175	2,202,187
KAR Auction Services, Inc.
Term Loan, 4.06%, Maturing March 11, 2021		3,019	3,039,522
Kronos Incorporated
Term Loan, 5.00%, Maturing November 1, 2023		6,475	6,494,023
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		913	844,351
Monitronics International, Inc.
Term Loan, 6.50%, Maturing September 30, 2022		2,408	2,396,012
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		1,470	1,473,533
Prime Security Services Borrower, LLC
Term Loan, 4.75%, Maturing May 2, 2022		2,219	2,238,858
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		3,564	3,534,385
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		621	625,344
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.00%, Maturing September 2, 2021		1,271	1,278,627
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		273	269,694

			$66,014,334

Cable and Satellite Television — 3.9%
Altice US Finance I Corporation
Term Loan, 3.88%, Maturing January 15, 2025		1,325	$1,331,625
Block Communications, Inc.
Term Loan, 4.09%, Maturing November 7, 2021		245	246,842

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Charter Communications Operating, LLC
Term Loan, 3.50%, Maturing January 24, 2023		2,264	$2,285,161
CSC Holdings, LLC
Term Loan, 3.88%, Maturing October 11, 2024		3,829	3,843,306
MCC Iowa, LLC
Term Loan, 3.75%, Maturing June 30, 2021		953	958,870
Numericable Group SA
Term Loan, 4.00%, Maturing July 31, 2023	EUR	767	822,021
Numericable U.S., LLC
Term Loan, 5.14%, Maturing January 15, 2024		920	927,738
Telenet International Finance S.a.r.l.
Term Loan, 3.55%, Maturing January 31, 2025		2,150	2,148,656
UPC Financing Partnership
Term Loan, 4.08%, Maturing August 31, 2024		3,650	3,671,444
Virgin Media Investment Holdings Limited
Term Loan, 3.50%, Maturing June 30, 2023		2,932	2,948,909
Term Loan, 4.25%, Maturing June 30, 2023	GBP	1,650	2,074,286
Ziggo Secured Finance BV
Term Loan, 3.75%, Maturing August 31, 2024	EUR	2,275	2,423,645

			$23,682,503

Chemicals and Plastics — 7.9%
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		1,014	$1,013,240
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		3,184	3,201,782
Chemours Company (The)
Term Loan, 3.75%, Maturing May 12, 2022		539	534,430
Emerald Performance Materials, LLC
Term Loan, 4.68%, Maturing August 1, 2021		553	556,733
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		625	626,172
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		163	163,352
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		988	987,736
GCP Applied Technologies, Inc.
Term Loan, 4.09%, Maturing February 3, 2022		597	603,716
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		2,445	2,467,950
Huntsman International, LLC
Term Loan, 3.50%, Maturing October 1, 2021		925	925,000
Term Loan, 3.75%, Maturing April 1, 2023		2,100	2,100,000
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	468	502,228

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		4,510	$4,522,133
Term Loan, 4.25%, Maturing March 31, 2022		763	768,458
Kraton Polymers, LLC
Term Loan, 6.00%, Maturing January 6, 2022		3,700	3,727,236
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		317	314,697
MacDermid, Inc.
Term Loan, 5.50%, Maturing June 7, 2020		1,990	1,998,352
Term Loan, 5.00%, Maturing June 7, 2023		3,603	3,633,098
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		1,168	1,175,711
Orion Engineered Carbons GmbH
Term Loan, 3.75%, Maturing July 25, 2021	EUR	932	1,004,882
Term Loan, 3.84%, Maturing July 25, 2021		1,222	1,229,443
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		752	719,487
PolyOne Corporation
Term Loan, 3.50%, Maturing November 11, 2022		546	550,768
PQ Corporation
Term Loan, 5.25%, Maturing November 4, 2022		2,294	2,311,218
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		319	318,146
Term Loan, 4.50%, Maturing July 31, 2021	EUR	1,054	1,135,161
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		73	73,299
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		414	415,358
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		1,827	1,839,150
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		3,139	3,139,097
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		3,564	3,578,106
Zep, Inc.
Term Loan, 5.00%, Maturing June 26, 2022		1,358	1,365,450

			$47,501,589

Clothing / Textiles — 0.3%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022		2,156	$2,099,509

			$2,099,509

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Conglomerates — 0.7%
Bestway UK Holdco Limited
Term Loan, 4.76%, Maturing October 6, 2021	GBP	1,103	$1,384,987
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		3,042	2,851,931

			$4,236,918

Containers and Glass Products — 3.5%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		2,316	$2,325,475
Term Loan, 3.50%, Maturing January 6, 2021		680	682,132
Term Loan, 3.75%, Maturing October 1, 2022		1,071	1,077,917
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		3,631	3,655,042
Horizon Holdings III SAS
Term Loan, 4.50%, Maturing August 1, 2022	EUR	1,825	1,959,746
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		425	425,772
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		1,359	1,352,670
Reynolds Group Holdings, Inc.
Term Loan, 4.25%, Maturing February 5, 2023		5,888	5,916,103
SIG Combibloc Purchase Co. S.a.r.l.
Term Loan, 3.75%, Maturing March 13, 2022	EUR	2,167	2,321,815
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.00%, Maturing March 13, 2022		1,330	1,334,921

			$21,051,593

Cosmetics / Toiletries — 0.8%
Coty, Inc.
Term Loan, 3.09%, Maturing October 27, 2022		945	$944,216
Galleria Co.
Term Loan, 3.00%, Maturing January 26, 2023		1,900	1,909,500
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022		1,733	1,738,997

			$4,592,713

Drugs — 5.7%
Albany Molecular Research, Inc.
Term Loan, 6.01%, Maturing July 16, 2021		1,540	$1,549,925
Alkermes, Inc.
Term Loan, 3.59%, Maturing September 25, 2021		409	409,023
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021		1,140	1,138,575

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs (continued)
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019		3,420	$3,419,776
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, Maturing July 5, 2023		1,800	1,803,749
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		2,739	2,738,336
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022		2,903	2,891,723
Horizon Pharma, Inc.
Term Loan, 5.00%, Maturing May 7, 2021		1,234	1,234,375
Term Loan, 5.50%, Maturing October 18, 2021		750	751,406
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022		7,182	7,206,261
Mallinckrodt International Finance S.A.
Term Loan, 3.34%, Maturing March 19, 2021		1,658	1,653,209
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.36%, Maturing October 20, 2018		1,415	1,409,473
Term Loan, 5.25%, Maturing December 11, 2019		1,235	1,226,247
Term Loan, 5.25%, Maturing August 5, 2020		3,436	3,402,155
Term Loan, 5.50%, Maturing April 1, 2022		3,820	3,787,702

			$34,621,935

Ecological Services and Equipment — 1.3%
Advanced Disposal Services, Inc.
Term Loan, 3.50%, Maturing November 10, 2023		2,350	$2,355,142
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		3,442	3,476,418
GFL Environmental, Inc.
Term Loan, 4.60%, Maturing September 27, 2023	CAD	1,500	1,115,257
Term Loan, 3.75%, Maturing September 29, 2023		900	899,437

			$7,846,254

Electronics / Electrical — 13.4%
Answers Corporation
Term Loan, 0.00%, Maturing October 3, 2021(5)		2,194	$1,162,870
Applied Systems, Inc.
Term Loan, 4.00%, Maturing January 25, 2021		1,097	1,102,220
Avago Technologies Cayman Ltd.
Term Loan, 3.54%, Maturing February 1, 2023		7,587	7,664,176
Avast Software B.V.
Term Loan, 5.00%, Maturing September 30, 2022		2,200	2,221,725
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021		1,045	1,019,309

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
CommScope, Inc.
Term Loan, 3.25%, Maturing December 29, 2022	1,015	$1,021,714
Cypress Semiconductor Corporation
Term Loan, 6.50%, Maturing July 5, 2021	1,185	1,200,800
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022	342	344,095
Term Loan - Second Lien, 9.50%, Maturing June 25, 2023	450	456,562
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	1,572	1,576,365
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	309	311,493
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	912	890,073
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020	1,485	1,485,474
Term Loan, 4.50%, Maturing April 6, 2020	998	999,370
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021	4,755	4,789,700
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022	1,925	1,932,684
Term Loan - Second Lien, 8.25%, Maturing July 1, 2023	625	629,427
Infoblox, Inc.
Term Loan, 6.00%, Maturing November 1, 2023	950	936,344
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	7,571	7,567,884
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022	3,440	3,371,087
Lattice Semiconductor Corporation
Term Loan, 5.51%, Maturing March 10, 2021	613	612,289
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.63%, Maturing May 7, 2021	886	896,204
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	1,041	1,049,338
Term Loan, 4.50%, Maturing November 19, 2021	2,046	2,064,684
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	1,508	1,514,722
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	1,348	1,356,535
Microsemi Corporation
Term Loan, 3.75%, Maturing January 15, 2023	615	620,230
MTS Systems Corporation
Term Loan, 5.00%, Maturing July 5, 2023	1,425	1,447,230

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
NXP B.V.
Term Loan, 3.41%, Maturing December 7, 2020	1,026	$1,031,062
ON Semiconductor Corporation
Term Loan, 3.78%, Maturing March 31, 2023	1,200	1,208,000
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	2,233	2,231,850
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	250	247,917
Rocket Software, Inc.
Term Loan, 5.25%, Maturing October 14, 2023	1,300	1,308,532
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	217	215,528
SkillSoft Corporation
Term Loan, 5.84%, Maturing April 28, 2021	4,644	4,306,585
SS&C Technologies, Inc.
Term Loan, 4.00%, Maturing July 8, 2022	220	221,481
Term Loan, 4.00%, Maturing July 8, 2022	1,902	1,919,498
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	1,883	1,887,982
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	2,305	2,328,342
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	934	925,897
Uber Technologies
Term Loan, 5.00%, Maturing July 13, 2023	2,900	2,915,535
Veritas US, Inc.
Term Loan, 6.63%, Maturing January 27, 2023	2,471	2,227,719
Vertafore, Inc.
Term Loan, 4.75%, Maturing June 30, 2023	2,550	2,561,554
Wall Street Systems Delaware, Inc.
Term Loan, 4.75%, Maturing August 23, 2023	1,274	1,276,050
Western Digital Corporation
Term Loan, 4.50%, Maturing April 29, 2023	2,075	2,101,660
Zebra Technologies Corporation
Term Loan, 4.09%, Maturing October 27, 2021	1,840	1,854,793

		$81,014,589

Financial Intermediaries — 4.3%
Americold Realty Operating Partnership L.P.
Term Loan, 5.75%, Maturing December 1, 2022	474	$480,920
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	2,454	2,416,834
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	1,425	1,395,313

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018		2,234	$2,238,787
Donnelley Financial Solutions, Inc.
Term Loan, 5.00%, Maturing September 30, 2023		600	606,000
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021		1,008	1,003,232
Guggenheim Partners, LLC
Term Loan, 3.50%, Maturing July 21, 2023		1,277	1,285,028
Harbourvest Partners, LLC
Term Loan, 3.38%, Maturing February 4, 2021		764	759,084
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019(3)		255	235,327
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020		327	327,983
NXT Capital, Inc.
Term Loan, Maturing November 22, 2022(4)		2,425	2,431,062
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018		1,807	1,812,204
Outerwall, Inc.
Term Loan, 5.25%, Maturing September 27, 2023		500	506,042
Quality Care Properties, Inc.
Term Loan, 6.25%, Maturing October 31, 2022		2,900	2,910,272
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019		939	941,187
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		290	290,133
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		2,192	2,205,589
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 18, 2020		4,748	4,474,576

			$26,319,573

Food Products — 3.8%
AdvancePierre Foods, Inc.
Term Loan, 4.50%, Maturing June 2, 2023		2,611	$2,629,513
Blue Buffalo Company, Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		1,416	1,425,617
Charger OpCo B.V.
Term Loan, 3.00%, Maturing July 2, 2022	EUR	106	113,885
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		984	988,388
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		1,255	1,177,457
Term Loan - Second Lien, 8.45%, Maturing August 18, 2021		1,500	1,192,500

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Dole Food Company, Inc.
Term Loan, 4.61%, Maturing November 1, 2018		2,324	$2,336,454
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		848	844,720
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		969	971,316
Term Loan, 3.75%, Maturing September 18, 2020		1,698	1,699,622
Term Loan, 4.00%, Maturing October 30, 2022		744	744,989
Keurig Green Mountain, Inc.
Term Loan, 5.25%, Maturing March 3, 2023		950	962,210
Nature’s Bounty Co. (The)
Term Loan, 5.00%, Maturing May 5, 2023		4,065	4,073,706
Term Loan, 6.25%, Maturing May 5, 2023	GBP	998	1,261,040
Oak Tea, Inc.
Term Loan, 3.25%, Maturing July 2, 2022		1,249	1,251,675
R&R Ice Cream PLC
Term Loan, 3.00%, Maturing September 26, 2023	EUR	1,250	1,344,225

			$23,017,317

Food Service — 3.4%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021		5,153	$5,190,673
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		1,095	1,090,477
Focus Brands, Inc.
Term Loan, 5.00%, Maturing October 3, 2023		425	430,312
Landry’s, Inc.
Term Loan, 4.00%, Maturing October 4, 2023		2,850	2,872,267
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023		1,892	1,923,488
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018		1,695	1,702,434
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.53%, Maturing July 2, 2019		446	440,034
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.59%, Maturing May 14, 2020		290	291,701
Weight Watchers International, Inc.
Term Loan, 4.07%, Maturing April 2, 2020		7,358	5,628,966
Yum! Brands, Inc.
Term Loan, 3.30%, Maturing June 16, 2023		1,072	1,083,438

			$20,653,790

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food / Drug Retailers — 2.5%
Albertsons, LLC
Term Loan, 4.50%, Maturing August 25, 2021	1,473	$1,478,468
Term Loan, 4.75%, Maturing December 21, 2022	1,496	1,504,948
Term Loan, 4.75%, Maturing June 22, 2023	4,044	4,065,620
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	1,500	1,508,203
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021	1,500	1,506,937
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019	4,761	4,784,421

		$14,848,597

Forest Products — 0.2%
Expera Specialty Solutions, LLC
Term Loan, 5.75%, Maturing October 27, 2023	1,150	$1,155,750

		$1,155,750

Health Care — 14.2%
Acadia Healthcare Company, Inc.
Term Loan, 3.75%, Maturing February 11, 2022	270	$270,863
ADMI Corp.
Term Loan, 5.25%, Maturing April 30, 2022	370	373,090
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	935	944,786
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	1,772	1,749,942
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	2,277	2,231,047
AmSurg Corp.
Term Loan, 5.25%, Maturing July 16, 2021	660	660,926
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing August 4, 2021	1,115	1,116,384
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	837	844,603
Beaver-Visitec International, Inc.
Term Loan, 6.00%, Maturing August 21, 2023	875	875,000
BioClinica, Inc.
Term Loan, 5.25%, Maturing October 20, 2023	750	747,188
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019	643	643,883
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	3,790	3,724,124

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	36	$35,962
CHG Healthcare Services, Inc.
Term Loan, 4.75%, Maturing June 7, 2023	2,389	2,406,831
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	2,640	2,509,625
Term Loan, 4.00%, Maturing January 27, 2021	2,868	2,711,378
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	297	297,497
Convatec, Inc.
Term Loan, Maturing October 10, 2023(4)	650	652,438
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 15, 2021	1,086	1,077,647
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	3,495	3,503,844
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	2,395	2,304,887
Envision Healthcare Corporation
Term Loan, 5.75%, Maturing May 25, 2018	1,957	1,960,817
Term Loan, 6.00%, Maturing October 28, 2022	636	637,942
Term Loan, Maturing November 9, 2023(4)	6,725	6,746,016
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	96	96,068
Term Loan, 4.25%, Maturing August 30, 2020	316	317,457
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.75%, Maturing October 28, 2023	2,150	2,145,522
Global Healthcare Exchange, LLC
Term Loan, 5.25%, Maturing August 15, 2022	1,188	1,197,320
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	2,738	2,728,956
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	1,797	1,776,533
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	1,027	1,026,562
inVentiv Health, Inc.
Term Loan, Maturing November 9, 2023(4)	3,575	3,569,695
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	1,613	1,596,753
Kinetic Concepts, Inc.
Term Loan, 5.00%, Maturing November 4, 2020	6,490	6,385,987
KUEHG Corp.
Term Loan, 5.25%, Maturing August 12, 2022	2,135	2,153,026
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	504	496,181

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
MPH Acquisition Holdings, LLC
Term Loan, 5.00%, Maturing June 7, 2023		4,059	$4,109,020
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		366	360,721
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021		1,084	1,084,907
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022		995	976,605
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020		568	337,766
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019		2,676	2,394,846
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		2,239	2,011,087
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		3,220	3,161,372
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		983	990,463
Press Ganey Holdings, Inc.
Term Loan, 4.25%, Maturing October 21, 2023		825	827,062
Quintiles IMS Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		2,131	2,152,276
RadNet, Inc.
Term Loan, 4.77%, Maturing July 1, 2023		1,575	1,580,249
Select Medical Corporation
Term Loan, 6.00%, Maturing June 1, 2018		1,453	1,461,642
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022		767	766,272
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		1,253	1,252,687

			$85,983,755

Home Furnishings — 0.8%
Serta Simmons Bedding, LLC
Term Loan, Maturing November 8, 2023(4)		4,925	$4,913,569

			$4,913,569

Industrial Equipment — 6.4%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		3,034	$2,994,587
Blount International, Inc.
Term Loan, 7.25%, Maturing April 12, 2023		1,147	1,164,332
Coherent Holding GmbH
Term Loan, 4.25%, Maturing July 18, 2023	EUR	1,350	1,455,277

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021		453	$435,033
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		896	899,998
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		1,038	1,039,571
Term Loan, 5.50%, Maturing January 15, 2021		622	625,373
Filtration Group Corporation
Term Loan, 4.25%, Maturing November 21, 2020		198	198,777
Term Loan, Maturing November 21, 2020(4)		452	452,983
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		4,358	4,238,491
Term Loan, 4.75%, Maturing July 30, 2020	EUR	437	455,602
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 6, 2021		6,516	6,481,255
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		3,272	3,272,965
Milacron, LLC
Term Loan, 4.25%, Maturing September 28, 2020		1,255	1,261,546
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		1,628	1,469,442
Paternoster Holding IV GmbH
Term Loan, 7.13%, Maturing February 10, 2022	EUR	1,000	1,055,497
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		5,682	5,699,608
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		889	890,556
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		310	285,764
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		1,272	1,240,559
Terex Corporation
Term Loan, 3.50%, Maturing August 13, 2021	EUR	1,715	1,819,005
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		999	993,785

			$38,430,006

Insurance — 4.9%
Alliant Holdings I, Inc.
Term Loan, 4.75%, Maturing August 12, 2022		2,049	$2,052,050
Term Loan, 5.25%, Maturing August 12, 2022		574	577,685
AmWINS Group, LLC
Term Loan, 4.75%, Maturing September 6, 2019		5,253	5,287,337

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Insurance (continued)
AssuredPartners, Inc.
Term Loan, 5.25%, Maturing October 21, 2022	1,118	$1,125,508
Term Loan - Second Lien, 10.00%, Maturing October 20, 2023	1,175	1,183,813
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019	441	444,222
Term Loan, 5.00%, Maturing August 4, 2022	5,540	5,583,156
Term Loan, 4.75%, Maturing November 3, 2023	2,025	2,041,769
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	2,550	2,570,719
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019	2,137	1,809,815
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	1,000	842,700
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020	3,032	3,034,245
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	2,825	2,828,658

		$29,381,677

Leisure Goods / Activities / Movies — 6.0%
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing December 15, 2022	2,351	$2,370,721
Term Loan, Maturing December 15, 2023(4)	600	604,500
Ancestry.com Operations, Inc.
Term Loan, 5.25%, Maturing October 19, 2023	2,375	2,382,422
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing June 30, 2023	4,875	4,894,295
Bright Horizons Family Solutions, Inc.
Term Loan, 3.50%, Maturing November 30, 2023	1,587	1,593,504
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	1,465	1,475,298
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing December 15, 2022	2,100	2,119,688
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	1,336	1,342,919
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	260	259,063
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing May 8, 2021	201	201,637
Term Loan, 5.50%, Maturing May 8, 2021	1,555	1,562,683
Live Nation Entertainment, Inc.
Term Loan, 3.34%, Maturing October 26, 2023	2,848	2,862,732
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022	1,481	1,483,796

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Match Group, Inc.
Term Loan, 7.00%, Maturing November 16, 2022	622	$627,778
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021	1,831	1,831,080
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	1,061	1,068,734
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.09%, Maturing May 14, 2020	1,984	1,944,201
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)	1,360	543,984
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	2,267	2,236,845
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019	2,173	2,102,687
UFC Holdings, LLC
Term Loan, 5.00%, Maturing August 18, 2023	1,575	1,588,617
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing November 1, 2023	1,493	1,490,950

		$36,588,134

Lodging and Casinos — 4.2%
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	3,705	$3,710,781
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	2,040	2,040,000
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	167	168,526
Term Loan, 3.53%, Maturing September 15, 2023	900	906,750
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(5)	1,293	1,428,858
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020	712	718,635
ESH Hospitality, Inc.
Term Loan, 3.75%, Maturing August 30, 2023	1,450	1,462,537
Four Seasons Holdings, Inc.
Term Loan, Maturing November 21, 2023(4)	1,025	1,034,822
Golden Nugget, Inc.
Term Loan, 4.50%, Maturing November 21, 2019	142	143,787
Term Loan, 4.50%, Maturing November 21, 2019	332	335,504
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	431	433,598
Term Loan, 3.08%, Maturing October 25, 2023	4,408	4,443,577
La Quinta Intermediate Holdings, LLC
Term Loan, 3.75%, Maturing April 14, 2021	1,071	1,067,042

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.50%, Maturing April 25, 2023	2,090	$2,099,295
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019	1,526	1,527,259
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	3,093	3,125,693
Term Loan, 5.83%, Maturing October 1, 2021	534	539,525
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020	388	388,970

		$25,575,159

Nonferrous Metals / Minerals — 2.2%
Alpha Natural Resources, LLC
Term Loan, 11.00%, Maturing July 25, 2019	525	$563,273
Arch Coal, Inc.
Term Loan, 10.00%, Maturing June 15, 2021	674	685,671
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	739	742,732
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019	2,750	2,639,762
Global Brass & Copper, Inc.
Term Loan, 5.25%, Maturing July 18, 2023	925	930,180
Murray Energy Corporation
Term Loan, 8.25%, Maturing April 16, 2020	2,135	1,941,169
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(5)	1,101	158,552
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022	2,913	2,922,834
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	308	308,531
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	2,225	2,180,500
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)	533	193,326

		$13,266,530

Oil and Gas — 4.1%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	3,148	$1,595,416
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	1,951	1,882,749
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	892	900,687

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	1,078	$1,073,958
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	986	942,068
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	336	240,525
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	1,125	1,026,391
Term Loan, 8.00%, Maturing August 31, 2020	550	484,000
Term Loan, 8.38%, Maturing September 30, 2020	727	577,888
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	973	559,530
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	602	471,181
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	7,419	6,960,753
Paragon Offshore Finance Company
Term Loan, 5.25%, Maturing July 18, 2021	938	347,106
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(5)	1,950	442,001
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	3,668	2,081,701
Sheridan Investment Partners II L.P.
Term Loan, 4.44%, Maturing December 16, 2020	39	30,172
Term Loan, 4.44%, Maturing December 16, 2020	105	80,903
Term Loan, 4.44%, Maturing December 16, 2020	755	581,588
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	222	188,651
Term Loan, 4.25%, Maturing October 1, 2019	363	308,856
Term Loan, 4.25%, Maturing October 1, 2019	2,742	2,330,841
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	61	46,815
Tervita Corporation
Term Loan, 7.50%, Maturing May 15, 2018	1,600	1,589,043

		$24,742,823

Publishing — 3.0%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020(3)	334	$260,764
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	1,874	1,885,771

14	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing (continued)
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	5,930	$5,144,594
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	4,335	4,294,123
LSC Communications, Inc.
Term Loan, 7.00%, Maturing September 30, 2022	1,325	1,325,000
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	666	636,096
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021	1,973	1,979,782
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	1,558	1,536,183
Tweddle Group, Inc.
Term Loan, 7.00%, Maturing October 24, 2022	875	861,875

		$17,924,188

Radio and Television — 4.1%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	451	$445,023
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	1,994	1,829,833
CBS Radio, Inc.
Term Loan, 4.50%, Maturing October 17, 2023	1,388	1,398,423
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	4,607	2,801,576
Entercom Radio, LLC
Term Loan, 4.50%, Maturing November 1, 2023	1,100	1,108,250
Gray Television, Inc.
Term Loan, 3.94%, Maturing June 13, 2021	289	291,427
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022	659	651,339
iHeartCommunications, Inc.
Term Loan, 7.36%, Maturing January 30, 2019	2,132	1,649,489
Term Loan, 8.11%, Maturing July 30, 2019	364	282,107
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	1,386	1,387,660
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	704	704,690
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	798	799,129
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021	951	948,818
Sinclair Television Group, Inc.
Term Loan, 3.00%, Maturing April 9, 2020	555	557,267

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		3,497	$3,501,689
Term Loan, 4.00%, Maturing March 1, 2020		6,314	6,322,733

			$24,679,453

Retailers (Except Food and Drug) — 6.7%
B&M Retail Limited
Term Loan, 3.01%, Maturing May 21, 2019	GBP	400	$498,916
Term Loan, 3.51%, Maturing April 28, 2020	GBP	325	406,894
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020		2,595	2,585,210
CDW, LLC
Term Loan, 3.00%, Maturing August 4, 2023		5,044	5,072,118
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022		48	47,231
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		2,110	1,822,224
Dollar Tree, Inc.
Term Loan, 3.06%, Maturing July 6, 2022		729	736,982
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		1,835	1,708,256
Harbor Freight Tools USA, Inc.
Term Loan, 4.14%, Maturing August 19, 2023		2,843	2,868,512
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		3,219	2,089,822
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		1,504	1,488,794
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 27, 2023		3,631	3,659,155
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		2,647	2,412,098
Party City Holdings, Inc.
Term Loan, 4.20%, Maturing August 19, 2022		2,746	2,757,736
PetSmart, Inc.
Term Loan, 4.00%, Maturing March 11, 2022		5,196	5,216,835
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		2,412	2,315,937
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		562	503,046
Rent-A-Center, Inc.
Term Loan, 3.80%, Maturing March 19, 2021		492	453,524
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		2,662	2,551,006

15	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Vivid Seats Ltd.
Term Loan, 6.75%, Maturing October 7, 2022	1,000	$991,875
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018	472	428,935

		$40,615,106

Steel — 1.1%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	5,002	$5,011,782
Neenah Foundry Company
Term Loan, 6.81%, Maturing April 26, 2017	397	395,491
Zekelman Industries, Inc.
Term Loan, 6.00%, Maturing June 14, 2021	1,107	1,113,016

		$6,520,289

Surface Transport — 0.5%
Hertz Corporation (The)
Term Loan, 3.50%, Maturing June 30, 2023	1,147	$1,146,695
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 31, 2017(2)	28	27,682
Term Loan, 4.00%, Maturing July 31, 2022	122	121,343
Term Loan, 4.00%, Maturing July 31, 2022	396	395,154
Stena International S.a.r.l.
Term Loan, 4.24%, Maturing March 3, 2021	1,706	1,436,804

		$3,127,678

Telecommunications — 3.5%
Consolidated Communications, Inc.
Term Loan, 4.00%, Maturing October 4, 2023	450	$453,750
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	8,350	8,063,712
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	2,339	2,228,255
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	740	745,570
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	1,970	1,780,737
Term Loan, 4.00%, Maturing April 23, 2019	2,111	1,908,216
Telesat Canada
Term Loan, 4.50%, Maturing November 17, 2023	5,375	5,397,397
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	815	813,681

		$21,391,318

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Utilities — 3.0%
Calpine Construction Finance Company L.P.
Term Loan, 3.09%, Maturing May 3, 2020	1,113	$1,104,002
Term Loan, 3.34%, Maturing January 31, 2022	411	408,652
Calpine Corporation
Term Loan, Maturing November 4, 2017(4)	950	951,188
Term Loan, 3.59%, Maturing May 27, 2022	3,481	3,493,448
Dayton Power & Light Company (The)
Term Loan, 4.00%, Maturing August 24, 2022	625	630,859
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	1,042	1,043,334
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing June 30, 2017	1,925	1,937,031
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	121	120,411
Term Loan, 5.00%, Maturing December 19, 2021	2,706	2,688,729
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 19, 2022	194	187,012
Lonestar Generation, LLC
Term Loan, 5.47%, Maturing February 22, 2021	1,372	1,228,009
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	3,259	2,883,994
TPF II Power, LLC
Term Loan, 5.00%, Maturing October 2, 2021	1,398	1,406,244

		$18,082,913

Total Senior Floating-Rate Loans (identified cost $851,807,059)		$833,218,466

Corporate Bonds & Notes — 8.8%

Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.1%
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(6)	75	$73,687
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(6)	15	15,375
Orbital ATK, Inc.
5.25%, 10/1/21	45	46,519
TransDigm, Inc.
6.00%, 7/15/22	85	87,818
6.50%, 7/15/24	80	83,300

		$306,699

16	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Automotive — 0.1%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	20	$20,196
General Motors Financial Co., Inc.
4.75%, 8/15/17	75	76,630
3.25%, 5/15/18	10	10,102
ZF North America Capital, Inc.
4.50%, 4/29/22(6)	150	155,437

		$262,365

Beverage and Tobacco — 0.0%(7)
Constellation Brands, Inc.
4.25%, 5/1/23	105	$109,856

		$109,856

Brokerage / Securities Dealers / Investment Houses — 0.0%(7)
Alliance Data Systems Corp.
6.375%, 4/1/20(6)	55	$55,470

		$55,470

Building and Development — 0.1%
Builders FirstSource, Inc.
10.75%, 8/15/23(6)	18	$20,700
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(6)	50	54,375
HD Supply, Inc.
5.25%, 12/15/21(6)	40	42,350
Hillman Group, Inc. (The)
6.375%, 7/15/22(6)	75	70,500
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(6)	120	126,000
Standard Industries, Inc.
5.375%, 11/15/24(6)	70	71,575
6.00%, 10/15/25(6)	55	57,475
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19	45	45,900
5.875%, 6/15/24	60	61,125
USG Corp.
5.875%, 11/1/21(6)	40	41,762
5.50%, 3/1/25(6)	5	5,151

		$596,913

Business Equipment and Services — 0.0%(7)
FTI Consulting, Inc.
6.00%, 11/15/22	40	$41,750

Security		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
ServiceMaster Co., LLC (The)
7.45%, 8/15/27		45	$47,700
United Rentals North America, Inc.
7.625%, 4/15/22		14	14,875
6.125%, 6/15/23		15	15,848

			$120,173

Cable and Satellite Television — 0.6%
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22		160	$166,400
5.75%, 1/15/24		10	10,488
5.375%, 5/1/25(6)		95	96,781
5.75%, 2/15/26(6)		45	46,350
CSC Holdings, LLC
8.625%, 2/15/19		15	16,575
5.25%, 6/1/24		10	9,399
DISH DBS Corp.
6.75%, 6/1/21		120	129,300
5.875%, 7/15/22		30	31,125
5.875%, 11/15/24		20	20,350
IAC/InterActiveCorp
4.875%, 11/30/18		51	51,791
Virgin Media Secured Finance PLC
5.375%, 4/15/21(6)		923	954,787
6.00%, 4/15/21(6)	GBP	945	1,231,121
5.50%, 1/15/25(6)		625	630,469

			$3,394,936

Chemicals and Plastics — 0.7%
Hexion, Inc.
6.625%, 4/15/20		4,575	$3,957,375
Platform Specialty Products Corp.
10.375%, 5/1/21(6)		15	16,425
6.50%, 2/1/22(6)		60	59,550
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/23(6)		15	15,938
Tronox Finance, LLC
6.375%, 8/15/20		135	123,694
7.50%, 3/15/22(6)		25	22,937
W.R. Grace & Co.
5.125%, 10/1/21(6)		30	31,575
5.625%, 10/1/24(6)		15	15,956

			$4,243,450

17	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Commercial Services — 0.0%(7)
CEB, Inc.
5.625%, 6/15/23(6)	15	$14,588

		$14,588

Conglomerates — 0.0%(7)
Belden, Inc.
5.50%, 9/1/22(6)	20	$20,500
Spectrum Brands, Inc.
6.625%, 11/15/22	35	37,275
5.75%, 7/15/25	75	78,187
TMS International Corp.
7.625%, 10/15/21(6)	55	45,238

		$181,200

Consumer Products — 0.0%(7)
Central Garden & Pet Co.
6.125%, 11/15/23	50	$52,375
HRG Group, Inc.
7.875%, 7/15/19	110	114,950

		$167,325

Containers and Glass Products — 0.9%
Berry Plastics Corp.
6.00%, 10/15/22	25	$26,406
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(6)	35	36,641
6.375%, 8/15/25(6)	15	15,872
Reynolds Group Holdings, Inc.
5.75%, 10/15/20	4,350	4,480,500
4.38%, 7/15/21(6)(8)	1,050	1,074,937

		$5,634,356

Distribution & Wholesale — 0.0%(7)
American Tire Distributors, Inc.
10.25%, 3/1/22(6)	50	$46,875

		$46,875

Diversified Financial Services — 0.0%(7)
Quicken Loans, Inc.
5.75%, 5/1/25(6)	20	$19,300

		$19,300

Security	Principal Amount* (000’s omitted)	Value

Drugs — 0.1%
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(6)	45	$45,675
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(6)	140	144,561
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC
4.875%, 4/15/20(6)	30	29,550
5.625%, 10/15/23(6)	55	50,050
5.50%, 4/15/25(6)	30	25,650
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(6)	55	46,750
7.50%, 7/15/21(6)	50	42,437
5.625%, 12/1/21(6)	30	23,250
5.875%, 5/15/23(6)	90	66,994
6.125%, 4/15/25(6)	20	14,850

		$489,767

Ecological Services and Equipment — 0.0%(7)
Clean Harbors, Inc.
5.25%, 8/1/20	50	$51,150
5.125%, 6/1/21	25	25,625
Covanta Holding Corp.
5.875%, 3/1/24	25	24,438

		$101,213

Electric Utilities — 0.0%(7)
NRG Yield Operating, LLC
5.375%, 8/15/24	25	$25,000
5.00%, 9/15/26(6)	35	33,250

		$58,250

Electronics / Electrical — 0.4%
Anixter, Inc.
5.50%, 3/1/23	50	$51,812
CommScope, Inc.
4.375%, 6/15/20(6)	20	20,500
Infor (US), Inc.
5.75%, 8/15/20(6)	25	26,281
6.50%, 5/15/22	50	51,750
Informatica, LLC
7.125%, 7/15/23(6)	15	14,175
Nuance Communications, Inc.
5.375%, 8/15/20(6)	45	46,041

18	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23		60	$61,500
Western Digital Corp.
7.375%, 4/1/23(6)		1,550	1,677,875
Zebra Technologies Corp.
7.25%, 10/15/22		105	114,066

			$2,064,000

Equipment Leasing — 0.1%
International Lease Finance Corp.
7.125%, 9/1/18(6)		400	$435,000

			$435,000

Financial Intermediaries — 0.3%
CIT Group, Inc.
5.50%, 2/15/19(6)		45	$47,616
5.375%, 5/15/20		10	10,600
First Data Corp.
6.75%, 11/1/20(6)		1,066	1,108,402
7.00%, 12/1/23(6)		155	162,654
5.00%, 1/15/24(6)		20	20,250
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
3.50%, 3/15/17		45	45,141
6.00%, 8/1/20		40	39,900
JPMorgan Chase & Co.
Series S, 6.75% to 2/1/24(9)(10)		80	86,100
Navient Corp.
5.50%, 1/15/19		110	113,806
5.00%, 10/26/20		30	30,337

			$1,664,806

Financial Services — 0.0%(7)
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(6)		15	$16,650

			$16,650

Food Products — 0.3%
Dean Foods Co.
6.50%, 3/15/23(6)		50	$52,125
Iceland Bondco PLC
4.651%, 7/15/20(6)(8)	GBP	1,500	1,818,149

Security	Principal Amount* (000’s omitted)	Value

Food Products (continued)
Post Holdings, Inc.
6.75%, 12/1/21(6)	15	$16,013
6.00%, 12/15/22(6)	35	36,475
7.75%, 3/15/24(6)	40	44,300
8.00%, 7/15/25(6)	20	22,500
WhiteWave Foods Co. (The)
5.375%, 10/1/22	25	27,656

		$2,017,218

Food Service — 0.0%(7)
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(6)	65	$66,219
6.00%, 4/1/22(6)	125	130,625
Yum! Brands, Inc.
5.30%, 9/15/19	10	10,587
3.75%, 11/1/21	15	15,150
3.875%, 11/1/23	5	4,794

		$227,375

Food / Drug Retailers — 0.0%(7)
Rite Aid Corp.
6.125%, 4/1/23(6)	120	$128,718

		$128,718

Health Care — 1.3%
Alere, Inc.
7.25%, 7/1/18	15	$15,216
6.50%, 6/15/20	35	35,000
6.375%, 7/1/23(6)	65	65,894
AmSurg Corp.
5.625%, 11/30/20	50	51,406
5.625%, 7/15/22	45	46,229
Capsugel S.A.
7.00%, 5/15/19(6)(11)	19	19,017
Centene Corp.
4.75%, 5/15/22	20	19,800
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	2,445	2,384,119
7.125%, 7/15/20	130	92,300
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp.
8.125%, 6/15/21(6)	15	13,191
HCA Holdings, Inc.
6.25%, 2/15/21	90	94,680

19	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Health Care (continued)
HCA, Inc.
6.50%, 2/15/20	20	$21,825
4.75%, 5/1/23	1,200	1,212,000
5.875%, 2/15/26	25	24,969
Hill-Rom Holdings, Inc.
5.75%, 9/1/23(6)	5	5,175
Hologic, Inc.
5.25%, 7/15/22(6)	70	72,887
Opal Acquisition, Inc.
8.875%, 12/15/21(6)	50	39,500
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(6)	2,425	2,421,969
Surgical Care Affiliates, Inc.
6.00%, 4/1/23(6)	40	41,000
Teleflex, Inc.
5.25%, 6/15/24	20	20,375
Tenet Healthcare Corp.
6.00%, 10/1/20	55	56,066
4.375%, 10/1/21	675	650,531
8.125%, 4/1/22	95	87,162
6.75%, 6/15/23	15	12,863
WellCare Health Plans, Inc.
5.75%, 11/15/20	120	123,075

		$7,626,249

Home Furnishings — 0.0%(7)
Tempur Sealy International, Inc.
5.625%, 10/15/23	35	$35,875

		$35,875

Industrial Equipment — 0.0%(7)
BlueLine Rental Finance Corp.
7.00%, 2/1/19(6)	75	$72,375
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(5)(12)	57	0
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(6)(11)	47	29,614

		$101,989

Insurance — 0.1%
Alliant Holdings Intermediate, LLC
8.25%, 8/1/23(6)	40	$40,600
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(6)(11)	45	44,775

Security	Principal Amount* (000’s omitted)	Value

Insurance (continued)
Hub International, Ltd.
7.875%, 10/1/21(6)	60	$61,425
USI, Inc.
7.75%, 1/15/21(6)	100	102,000

		$248,800

Internet Software & Services — 0.0%(7)
Netflix, Inc.
5.50%, 2/15/22	45	$48,375
5.875%, 2/15/25	55	58,994
Riverbed Technology, Inc.
8.875%, 3/1/23(6)	40	41,900

		$149,269

Leisure Goods / Activities / Movies — 0.2%
National CineMedia, LLC
6.00%, 4/15/22	835	$864,225
NCL Corp., Ltd.
5.25%, 11/15/19(6)	25	25,500
4.625%, 11/15/20(6)	45	45,787
Regal Entertainment Group
5.75%, 3/15/22	35	36,838
Royal Caribbean Cruises, Ltd.
7.25%, 3/15/18	50	53,750
Sabre GLBL, Inc.
5.375%, 4/15/23(6)	25	25,488
5.25%, 11/15/23(6)	40	40,700
Viking Cruises, Ltd.
8.50%, 10/15/22(6)	65	66,462
6.25%, 5/15/25(6)	45	40,837
Vista Outdoor, Inc.
5.875%, 10/1/23	40	41,800

		$1,241,387

Lodging and Casinos — 0.9%
Buffalo Thunder Development Authority
11.00%, 12/9/22(6)	250	$131,036
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(5)	2,375	2,458,125
9.00%, 2/15/20(5)	1,875	1,940,625
ESH Hospitality, Inc.
5.25%, 5/1/25(6)	35	33,950
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20	75	79,125

20	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21	110	$113,580
MGM Resorts International
6.625%, 12/15/21	90	98,550
7.75%, 3/15/22	30	34,350
6.00%, 3/15/23	65	70,038
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	30	30,525
Station Casinos, LLC
7.50%, 3/1/21	55	57,647
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(5)(6)	345	146,625

		$5,194,176

Media — 0.2%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(6)	1,000	$1,030,870

		$1,030,870

Metals / Mining — 0.0%(7)
Eldorado Gold Corp.
6.125%, 12/15/20(6)	120	$121,500

		$121,500

Nonferrous Metals / Minerals — 0.1%
Imperial Metals Corp.
7.00%, 3/15/19(6)	25	$23,813
Kissner Milling Co., Ltd.
7.25%, 6/1/19(6)	95	100,166
New Gold, Inc.
6.25%, 11/15/22(6)	70	70,700
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20	55	54,725

		$249,404

Oil and Gas — 0.5%
Antero Resources Corp.
6.00%, 12/1/20	15	$15,488
5.375%, 11/1/21	100	103,625
5.625%, 6/1/23	35	35,788
Blue Racer Midstream, LLC/Blue Racer Finance Corp.
6.125%, 11/15/22(6)	10	9,700

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	70	$36,925
Canbriam Energy, Inc.
9.75%, 11/15/19(6)	30	31,500
CITGO Petroleum Corp.
6.25%, 8/15/22(6)	775	790,500
Concho Resources, Inc.
5.50%, 4/1/23	245	253,122
CrownRock, L.P./CrownRock Finance, Inc.
7.125%, 4/15/21(6)	95	99,037
7.75%, 2/15/23(6)	60	64,200
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	135	132,975
Denbury Resources, Inc.
5.50%, 5/1/22	20	16,550
Endeavor Energy Resources, L.P./EER Finance, Inc.
7.00%, 8/15/21(6)	95	97,850
8.125%, 9/15/23(6)	25	26,688
Energy Transfer Equity, L.P.
5.875%, 1/15/24	80	83,000
EP Energy, LLC/Everest Acquisition Finance, Inc.
7.75%, 9/1/22	70	49,350
Gulfport Energy Corp.
6.625%, 5/1/23	65	68,250
Matador Resources Co.
6.875%, 4/15/23	40	42,600
Newfield Exploration Co.
5.625%, 7/1/24	130	134,712
Noble Energy, Inc.
5.625%, 5/1/21	27	28,028
PBF Holding Co., LLC/PBF Finance Corp.
8.25%, 2/15/20	20	20,600
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	50	49,375
RSP Permian, Inc.
6.625%, 10/1/22	85	89,632
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21	170	181,475
5.625%, 4/15/23	100	105,500
5.625%, 3/1/25	55	57,544
Seven Generations Energy, Ltd.
8.25%, 5/15/20(6)	140	149,625
6.75%, 5/1/23(6)	65	68,656
6.875%, 6/30/23(6)	30	31,725

21	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Seventy Seven Energy, Inc.
6.50%, 7/15/22(5)	35	$0
SM Energy Co.
6.125%, 11/15/22	25	25,188
6.50%, 1/1/23	90	90,900
Sunoco, L.P./Sunoco Finance Corp.
6.375%, 4/1/23	50	50,375
Tesoro Corp.
5.375%, 10/1/22	90	93,937
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp.
5.50%, 10/15/19	15	15,994
6.25%, 10/15/22	35	37,625
Triangle USA Petroleum Corp.
6.75%, 7/15/22(5)(6)	35	8,750
Williams Cos., Inc. (The)
4.55%, 6/24/24	5	4,900
Williams Partners, L.P./ACMP Finance Corp.
4.875%, 3/15/24	10	10,082

		$3,211,771

Publishing — 0.1%
Laureate Education, Inc.
9.25%, 9/1/19(6)	580	$560,425
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(6)(11)	30	29,775
Tribune Media Co.
5.875%, 7/15/22	60	58,812

		$649,012

Radio and Television — 0.3%
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	50	$49,250
Series B, 6.50%, 11/15/22	100	101,375
iHeartCommunications, Inc.
9.00%, 12/15/19	953	754,061
11.25%, 3/1/21	50	38,875
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(6)	35	36,444
Sirius XM Radio, Inc.
6.00%, 7/15/24(6)	95	99,037
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	70	71,075

Security	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Univision Communications, Inc.
6.75%, 9/15/22(6)	837	$870,480
5.125%, 5/15/23(6)	30	29,025

		$2,049,622

Real Estate Investment Trusts (REITs) — 0.0%(7)
Communications Sales & Leasing, Inc./CSL Capital, LLC
8.25%, 10/15/23	10	$10,525

		$10,525

Retailers (Except Food and Drug) — 0.3%
Chinos Intermediate Holdings A, Inc.
7.75%, 5/1/19(6)(11)	38	$11,847
Dollar Tree, Inc.
5.25%, 3/1/20	50	51,750
5.75%, 3/1/23	110	117,425
Fresh Market, Inc. (The)
9.75%, 5/1/23(6)	1,300	1,098,500
Hot Topic, Inc.
9.25%, 6/15/21(6)	150	158,250
L Brands, Inc.
6.875%, 11/1/35	50	50,250
Michaels Stores, Inc.
5.875%, 12/15/20(6)	45	46,384
Murphy Oil USA, Inc.
6.00%, 8/15/23	140	146,650
Party City Holdings, Inc.
6.125%, 8/15/23(6)	65	67,762
PetSmart, Inc.
7.125%, 3/15/23(6)	80	82,100
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	55	57,269

		$1,888,187

Road & Rail — 0.0%(7)
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(6)	45	$46,350

		$46,350

Software and Services — 0.0%(7)
IHS Markit, Ltd.
5.00%, 11/1/22(6)	60	$61,875

22	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Software and Services (continued)
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(6)(11)	60	$60,450

		$122,325

Steel — 0.0%(7)
ArcelorMittal
7.25%, 2/25/22	25	$28,180

		$28,180

Surface Transport — 0.0%(7)
Hertz Corp. (The)
6.25%, 10/15/22	45	$42,638
XPO Logistics, Inc.
6.50%, 6/15/22(6)	75	77,906

		$120,544

Technology — 0.0%(7)
Micron Technology, Inc.
5.25%, 8/1/23(6)	15	$14,888
5.625%, 1/15/26(6)	20	19,600

		$34,488

Telecommunications — 0.6%
Avaya, Inc.
9.00%, 4/1/19(6)	45	$40,050
CenturyLink, Inc.
6.75%, 12/1/23	40	40,150
CommScope Technologies Finance, LLC
6.00%, 6/15/25(6)	45	47,081
Frontier Communications Corp.
6.25%, 9/15/21	35	33,009
10.50%, 9/15/22	25	25,844
7.625%, 4/15/24	30	26,100
6.875%, 1/15/25	50	40,687
11.00%, 9/15/25	55	55,344
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20	85	62,369
7.50%, 4/1/21	10	7,294
Intelsat Luxembourg S.A.
7.75%, 6/1/21	75	26,344
8.125%, 6/1/23	90	31,275
Level 3 Financing, Inc.
5.375%, 1/15/24	25	25,188

Security		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Sprint Communications, Inc.
7.00%, 8/15/20		680	$707,200
6.00%, 11/15/22		5	4,838
Sprint Corp.
7.25%, 9/15/21		60	61,650
7.875%, 9/15/23		250	258,750
7.625%, 2/15/25		45	45,844
T-Mobile USA, Inc.
6.25%, 4/1/21		40	41,800
6.633%, 4/28/21		50	52,312
6.731%, 4/28/22		20	20,947
6.625%, 4/1/23		40	42,487
6.375%, 3/1/25		35	37,494
6.50%, 1/15/26		115	124,487
Wind Acquisition Finance S.A.
4.938%, 4/30/19(6)(8)	EUR	550	594,430
6.50%, 4/30/20(6)		525	544,687
3.689%, 7/15/20(6)(8)	EUR	525	559,120

			$3,556,781

Utilities — 0.5%
AES Corp. (The)
5.50%, 3/15/24		20	$19,800
Calpine Corp.
5.375%, 1/15/23		55	53,372
7.875%, 1/15/23(6)		1,731	1,811,059
5.75%, 1/15/25		20	19,175
5.25%, 6/1/26(6)		1,150	1,127,000
Dynegy, Inc.
6.75%, 11/1/19		55	55,825
7.375%, 11/1/22		35	33,425
7.625%, 11/1/24		35	32,375

			$3,152,031

Total Corporate Bonds & Notes (identified cost $55,164,515)			$53,225,838

Asset-Backed Securities — 5.2%

Security		Principal Amount (000’s omitted)	Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class D, 6.23%, 7/15/27(6)(8)		$1,000	$905,524

23	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Apidos CLO XIX
Series 2014-19A, Class E, 6.33%, 10/17/26(6)(8)	$2,400	$2,172,670
Apidos CLO XVII
Series 2014-17A, Class C, 4.18%, 4/17/26(6)(8)	1,000	957,494
Series 2014-17A, Class D, 5.63%, 4/17/26(6)(8)	1,000	875,414
Apidos CLO XXI
Series 2015-21A, Class D, 6.432%, 7/18/27(6)(8)	1,000	896,277
Ares CLO, Ltd.
Series 2014-32A, Class D, 6.606%, 11/15/25(6)(8)	2,000	1,875,582
Series 2015-2A, Class E2, 6.087%, 7/29/26(6)(8)	1,000	893,211
Babson CLO, Ltd.
Series 2013-IA, Class D, 4.381%, 4/20/25(6)(8)	400	399,677
Series 2013-IA, Class E, 5.281%, 4/20/25(6)(8)	250	225,767
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 5.98%, 7/15/26(6)(8)	525	450,114
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR, 8.331%, 10/14/28(6)(8)	1,200	1,203,860
Series 2014-4A, Class E, 6.08%, 10/15/26(6)(8)	2,000	1,787,448
Series 2015-5A, Class D, 6.981%, 1/20/28(6)(8)	500	465,495
Cent CLO, L.P.
Series 2014-22A, Class D, 6.181%, 11/7/26(6)(8)	1,000	877,096
Cumberland Park CLO, Ltd.
Series 2015-2A, Class E, 5.881%, 7/20/26(6)(8)	2,025	1,797,437
Dryden XL Senior Loan Fund
Series 2015-40A, Class E, 6.856%, 8/15/28(6)(8)	1,000	925,452
Dryden XXVIII Senior Loan Fund
Series 2013-28A, Class B1L, 4.106%, 8/15/25(6)(8)	640	604,575
Series 2013-28A, Class B2L, 4.806%, 8/15/25(6)(8)	430	372,721
Galaxy CLO, Ltd.
Series 2015-21A, Class E1, 6.481%, 1/20/28(6)(8)	1,000	925,677
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class E, 6.631%, 5/5/27(6)(8)	2,000	1,810,116
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 4.381%, 4/20/25(6)(8)	500	481,745
Oak Hill Credit Partners XI, Ltd.
Series 2015-11A, Class E, 7.581%, 10/20/28(6)(8)	1,000	979,255
Octagon Investment Partners XVI Ltd.
Series 2013-1A, Class D, 4.23%, 7/17/25(6)(8)	1,025	998,847
Series 2013-1A, Class E, 5.38%, 7/17/25(6)(8)	1,225	1,096,467
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class E2, 7.38%, 7/15/27(6)(8)	2,000	1,941,132
Palmer Square CLO, Ltd.
Series 2015-2A, Class D, 6.331%, 7/20/27(6)(8)	1,200	1,084,111
Race Point CLO, Ltd.
Series 2012-7A, Class D, 5.133%, 11/8/24(6)(8)	1,750	1,750,071
Recette CLO, LLC
Series 2015-1A, Class E, 6.581%, 10/20/27(6)(8)	1,000	904,990

Security	Principal Amount (000’s omitted)	Value

Westcott Park CLO, Ltd.
Series 2016-1A, Class E, 8.081%, 7/20/28(6)(8)	$1,600	$1,581,010

Total Asset-Backed Securities (identified cost $31,801,589)		$31,239,235

Common Stocks — 1.1%

Security	Shares	Value

Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(12)(13)	58	$674,801

		$674,801

Automotive — 0.1%
Dayco Products, LLC(12)(13)	20,780	$529,890

		$529,890

Business Equipment and Services — 0.1%
Education Management Corp.(3)(12)(13)	3,569,737	$2,499
RCS Capital Corp.(3)(12)(13)	63,815	574,335

		$576,834

Health Care — 0.0%(7)
New Millennium Holdco, Inc.(12)(13)	68,551	$142,812

		$142,812

Lodging and Casinos — 0.2%
Tropicana Entertainment, Inc.(12)(13)	37,016	$1,110,480

		$1,110,480

Nonferrous Metals / Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(12)(13)	704	$0

		$0

Oil and Gas — 0.0%(7)
Seventy Seven Energy, Inc.(12)(13)	55	$1,340
Southcross Holdings Group, LLC(3)(12)(13)	67	0
Southcross Holdings L.P., Class A(12)(13)	67	25,013

		$26,353

Publishing — 0.6%
ION Media Networks, Inc.(3)(12)(13)	4,429	$2,606,024
MediaNews Group, Inc.(3)(12)(13)	29,104	1,056,186

24	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Publishing (continued)
Nelson Education, Ltd.(3)(12)(13)	54,585	$0

		$3,662,210

Total Common Stocks (identified cost $2,578,047)		$6,723,380

Convertible Preferred Stocks — 0.0%(7)

Security	Shares	Value

Business Equipment and Services — 0.0%(7)
Education Management Corp., Series A-1, 7.50%(3)(12)(13)	3,972	$1,112

Total Convertible Preferred Stocks (identified cost $280,330)		$1,112

Closed-End Funds — 2.2%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	111,292	$1,545,846
Invesco Senior Income Trust	538,147	2,416,280
Nuveen Credit Strategies Income Fund	406,731	3,522,291
Nuveen Floating Rate Income Fund	164,907	1,891,483
Nuveen Floating Rate Income Opportunity Fund	115,017	1,354,900
Voya Prime Rate Trust	441,753	2,394,301

Total Closed-End Funds (identified cost $13,551,541)		$13,125,101

Warrants — 0.0%(7)

Security	Shares	Value

Oil and Gas — 0.0%(7)
Seventy Seven Energy, Inc., Expires 8/1/21(12)(13)	301	$2,250

Total Warrants (identified cost $21,631)		$2,250

Miscellaneous — 0.0%(7)

Security	Principal Amount/ Shares	Value

Lodging and Casinos — 0.0%(7)
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(6)(13)	$110,685	$55

		$55

Oil and Gas — 0.0%
SemGroup Corp., Escrow Certificate(3)(13)	605,000	$0

		$0

Total Miscellaneous (identified cost $0)		$55

Short-Term Investments — 2.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.69%(14)	12,373,772	$12,376,246

Total Short-Term Investments (identified cost $12,376,246)		$12,376,246

Total Investments — 157.0% (identified cost $967,580,958)		$949,911,683

Less Unfunded Loan Commitments — (0.1)%		$(320,454)

Net Investments — 156.9% (identified cost $967,260,504)		$949,591,229

Notes Payable — (40.7)%		$(246,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value — (13.2)%		$(80,000,000)

Other Assets, Less Liabilities — (3.0)%		$(18,380,778)

Net Assets Applicable to Common Shares — 100.0%		$605,210,451

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the

25	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Portfolio of Investments (Unaudited) — continued

senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).

(4)	This Senior Loan will settle after November 30, 2016, at which time the interest rate will be determined.

(5)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2016, the aggregate value of these securities is $57,286,084 or 9.5% of the Trust’s net assets applicable to common shares.

(7)	Amount is less than 0.05%.

(8)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2016.

(9)	Security converts to floating rate after the indicated fixed-rate coupon period.

(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(11)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2016.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

GBP	2,800,000	USD	3,485,627	State Street Bank and Trust Company	12/30/16	$20,979	$—
USD	6,707,162	EUR	5,942,694	HSBC Bank USA, N.A.	12/30/16	398,840	—
USD	7,791,788	GBP	5,985,258	Goldman Sachs International	12/30/16	296,094	—
EUR	200,000	USD	214,314	JPMorgan Chase Bank, N.A.	1/31/17	—	(1,673)
USD	7,341,420	EUR	6,708,782	Goldman Sachs International	1/31/17	208,583	—
USD	3,107,299	GBP	2,548,147	State Street Bank and Trust Company	1/31/17	—	(86,261)
USD	3,448,882	CAD	4,624,443	Goldman Sachs International	2/28/17	2,555	—
USD	6,603,406	EUR	6,192,584	State Street Bank and Trust Company	2/28/17	10,664	—
USD	1,506,283	GBP	1,201,765	HSBC Bank USA, N.A.	2/28/17	—	(729)

						$937,715	$(88,663)

Abbreviations:

DIP	–	Debtor In Possession
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

26	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	November 30, 2016
Unaffiliated investments, at value (identified cost, $954,884,258)	$937,214,983
Affiliated investment, at value (identified cost, $12,376,246)	12,376,246
Cash	7,035,864
Foreign currency, at value (identified cost, $33,329)	33,299
Interest and dividends receivable	4,986,822
Receivable for investments sold	3,850,452
Receivable for open forward foreign currency exchange contracts	937,715
Prepaid upfront fees on variable rate term preferred shares	377,717
Prepaid upfront fees on notes payable	89,368
Prepaid expenses	28,041
Total assets	$966,930,507

Liabilities
Notes payable	$246,000,000
Variable rate term preferred shares, at liquidation value (net of unamortized deferred debt issuance costs of $433,150)	79,566,850
Payable for investments purchased	34,504,626
Payable for open forward foreign currency exchange contracts	88,663
Payable to affiliates:
Investment adviser fee	573,746
Trustees’ fees	7,694
Interest expense and fees payable	714,348
Accrued expenses	264,129
Total liabilities	$361,720,056
Net assets applicable to common shares	$605,210,451

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 39,863,690 shares issued and outstanding	$398,637
Additional paid-in capital	747,871,292
Accumulated net realized loss	(127,431,889)
Accumulated undistributed net investment income	1,307,257
Net unrealized depreciation	(16,934,846)
Net assets applicable to common shares	$605,210,451

Net Asset Value Per Common Share
($605,210,451 ÷ 39,863,690 common shares issued and outstanding)	$15.18

27	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended November 30, 2016
Interest and other income	$24,409,781
Dividends	421,828
Interest allocated from/dividends from affiliated investment	30,696
Expenses allocated from affiliated investment	(381)
Total investment income	$24,861,924

Expenses
Investment adviser fee	$3,436,537
Trustees’ fees and expenses	22,984
Custodian fee	174,520
Transfer and dividend disbursing agent fees	9,322
Legal and accounting services	227,990
Printing and postage	36,080
Interest expense and fees	3,276,558
Miscellaneous	57,838
Total expenses	$7,241,829

Net investment income	$17,620,095

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(4,134,038)
Investment transactions in/allocated from affiliated investment	1,573
Foreign currency and forward foreign currency exchange contract transactions	2,613,636
Net realized loss	$(1,518,829)
Change in unrealized appreciation (depreciation) —
Investments	$21,512,467
Foreign currency and forward foreign currency exchange contracts	593,887
Net change in unrealized appreciation (depreciation)	$22,106,354

Net realized and unrealized gain	$20,587,525

Net increase in net assets from operations	$38,207,620

28	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
From operations —
Net investment income	$17,620,095	$36,200,947
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(1,518,829)	(16,798,087)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	22,106,354	(21,704,410)
Net increase (decrease) in net assets from operations	$38,207,620	$(2,301,550)
Distributions to common shareholders —
From net investment income	$(18,098,115)	$(36,036,776)
Total distributions to common shareholders	$(18,098,115)	$(36,036,776)

Net increase (decrease) in net assets	$20,109,505	$(38,338,326)

Net Assets Applicable to Common Shares
At beginning of period	$585,100,946	$623,439,272
At end of period	$605,210,451	$585,100,946

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$1,307,257	$1,785,277

29	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended November 30, 2016
Net increase in net assets from operations	$38,207,620
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(233,161,218)
Investments sold and principal repayments	220,350,823
Increase in short-term investments, net	(2,493,084)
Net amortization/accretion of premium (discount)	(1,327,277)
Amortization of prepaid upfront fees on variable rate term preferred shares	214,550
Amortization of deferred debt issuance costs on variable rate term preferred shares	25,117
Amortization of prepaid upfront fees on notes payable	155,916
Decrease in restricted cash	320,000
Decrease in interest and dividends receivable	487,713
Decrease in interest receivable from affiliated investment	4,690
Increase in receivable for open forward foreign currency exchange contracts	(632,637)
Decrease in prepaid expenses	1,519
Increase in payable for open forward foreign currency exchange contracts	25,413
Increase in payable to affiliate for investment adviser fee	4,863
Decrease in payable to affiliate for Trustees’ fees	(333)
Increase in interest expense and fees payable	271,098
Decrease in accrued expenses	(11,553)
Decrease in unfunded loan commitments	(629,748)
Net change in unrealized (appreciation) depreciation from investments	(21,512,467)
Net realized (gain) loss from investments	4,132,465
Net cash provided by operating activities	$4,433,470

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(18,098,115)
Payment of prepaid upfront fees on variable rate term preferred shares	(460,000)
Payment of deferred debt issuance costs on variable rate term preferred shares	(458,267)
Proceeds from notes payable	34,000,000
Repayments of notes payable	(20,000,000)
Net cash used in financing activities	$(5,016,382)

Net decrease in cash*	$(582,912)

Cash at beginning of period(1)	$7,652,075

Cash at end of period(1)	$7,069,163

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings and variable rate term preferred shares	$3,528,144

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $17.

(1)	Balance includes foreign currency, at value.

30	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period (Common shares)	$14.680		$15.640	$16.080	$16.300	$15.510	$15.900

Income (Loss) From Operations
Net investment income(1)	$0.442		$0.908	$0.882	$0.889	$1.058	$1.034
Net realized and unrealized gain (loss)	0.512		(0.964)	(0.431)	(0.145)	0.707	(0.368)
Distributions to APS shareholders —
From net investment income(1)	—		—	—	—	(0.024)	(0.032)
Discount on redemption and repurchase of APS(1)	—		—	—	—	0.036	—

Total income (loss) from operations	$0.954		$(0.056)	$0.451	$0.744	$1.777	$0.634

Less Distributions to Common Shareholders
From net investment income	$(0.454)		$(0.904)	$(0.891)	$(0.966)	$(1.041)	$(1.024)

Total distributions to common shareholders	$(0.454)		$(0.904)	$(0.891)	$(0.966)	$(1.041)	$(1.024)

Premium from common shares sold through shelf offering (see Note 6)(1)	$—		$—	$—	$0.002	$0.054	$—

Net asset value — End of period (Common shares)	$15.180		$14.680	$15.640	$16.080	$16.300	$15.510

Market value — End of period (Common shares)	$14.700		$13.560	$14.360	$15.180	$16.680	$15.790

Total Investment Return on Net Asset Value(2)	6.84	%(3)	0.46%	3.43%	4.87%	12.15%	4.43%

Total Investment Return on Market Value(2)	11.93	%(3)	1.14%	0.59%	(3.19)%	12.66%	3.13%

31	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31,
Ratios/Supplemental Data			2016	2015	2014	2013		2012
Net assets applicable to common shares, end of period (000’s omitted)	$605,210		$585,101	$623,439	$641,079	$646,842		$582,011
Ratios (as a percentage of average daily net assets applicable to common shares):†
Expenses excluding interest and fees(4)	1.32	%(5)	1.36%	1.37%	1.36%	1.38	%(6)	1.28	%(6)
Interest and fee expense(7)	1.10	%(5)	0.93%	0.80%	0.77%	0.66%		0.58%
Total expenses(4)	2.42	%(5)	2.29%	2.17%	2.13%	2.04	%(6)	1.86	%(6)
Net investment income	5.90	%(5)	6.22%	5.60%	5.50%	6.61	%(6)	6.73	%(6)
Portfolio Turnover	24	%(3)	29%	32%	35%	47%		38%
Senior Securities:
Total notes payable outstanding (in 000’s)	$246,000		$232,000	$290,000	$300,000	$290,000		$260,000
Asset coverage per $1,000 of notes payable(8)	$3,784		$3,867	$3,426	$3,404	$3,506		$3,546
Total preferred shares outstanding(9)	800		800	800	800	800		3,200
Asset coverage per preferred share(9)(10)	$285,515		$287,532	$268,497	$268,705	$274,822		$67,796
Involuntary liquidation preference per preferred share(9)(11)	$100,000		$100,000	$100,000	$100,000	$100,000		$25,000
Approximate market value per preferred share(9)(11)	$100,000		$100,000	$100,000	$100,000	$100,000		$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(7)	Interest and fee expense relates to variable rate term preferred shares (see Note 2) and the notes payable, primarily incurred to redeem the Trust’s APS (see Note 8).

(8)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(9)	Preferred shares represent variable rate term preferred shares as of November 30, 2016 and May 31, 2016, 2015, 2014 and 2013 and APS as of May 31, 2012.

(10)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 286%, 288%, 268%, 269%, 275%, 271% and 287% at November 30, 2016 and May 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (variable rate term preferred shares and APS, as applicable) and borrowings are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31,
		2016	2015	2014	2013	2012
Expenses excluding interest and fees	0.87%	0.86%	0.85%	0.85%	0.89%	0.81%
Interest and fee expense	0.71%	0.58%	0.50%	0.49%	0.42%	0.37%
Total expenses	1.58%	1.44%	1.35%	1.34%	1.31%	1.18%
Net investment income	3.84%	3.90%	3.50%	3.46%	4.23%	4.28%

APS	–	Auction Preferred Shares

32	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s investment objective is to provide a high level of current income. The Trust will, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Trust’s investment in Cash Reserves Fund reflected the Trust’s proportionate interest in its net assets and the Trust recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a

33

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Notes to Financial Statements (Unaudited) — continued

consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of November 30, 2016, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At November 30, 2016, the Trust had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Trust may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trust maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

34

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Notes to Financial Statements (Unaudited) — continued

L  Interim Financial Statements — The interim financial statements relating to November 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

M  New Accounting Pronouncement — During the six months ended November 30, 2016, the Trust adopted the FASB’s Accounting Standards Update No. 2015-03 which provides guidance to simplify the presentation of debt issuance costs and became effective for fiscal years beginning after December 15, 2015 and interim periods within those fiscal years. Pursuant to the new standard, the Trust is required to present debt issuance costs in its Statement of Assets and Liabilities as a direct deduction from the carrying value of the related debt liability. Prior to the change, such costs were presented by the Trust as a deferred asset. This change in accounting had no impact on the Trust’s net assets.

2  Variable Rate Term Preferred Shares

On December 18, 2012, the Trust issued 800 shares of Series C-1 Variable Rate Term Preferred Shares (Series C-1 VRTP Shares) in a private offering to a commercial paper conduit sponsored by a large financial institution (the Conduit). The Trust used the net proceeds from the issuance to enter into a series of transactions which resulted in a redemption and/or repurchase of its Auction Preferred Shares.

Variable rate term preferred shares are a form of preferred shares that represent stock of the Trust. They have a par value of $0.01 per share and a liquidation preference of $100,000 per share. The Series C-1 VRTP Shares also had an original mandatory redemption date of December 18, 2015 that had been extended to July 8, 2016 on May 20, 2015 and further extended on December 22, 2015 to January 8, 2017 upon consent of the holders of the Series C-1 VRTP Shares and approval of the Fund’s Board of Trustees. During the six months ended November 30, 2016, the redemption date was further extended to April 8, 2017.

On September 30, 2016, the Series C-1 VRTP Shares were transferred to another large financial institution (the Assignee) as permitted by the Trust’s By-laws. The transferred Series C-1 VRTP Shares were then exchanged for an equal number of Series L-2 Variable Rate Term Preferred Shares (Series L-2 VRTP Shares), and the mandatory redemption date was extended to three years from the date of transfer. In addition, beginning one year after the date of the transfer, the Assignee is permitted to accelerate the redemption date of the Series L-2 VRTP Shares to 365 days following delivery of a redemption notice to the Trust. Dividends on the Series L-2 VRTP Shares are determined each day based on a spread of 1.85% to three-month LIBOR (spread of 1.45% to one-month LIBOR prior to September 30, 2016 for the Series C-1 VRTP Shares). Such spread to the cost of funding is determined based on the current credit rating of the Series L-2 VRTP Shares, which is provided by Moody’s Investor Service.

The Series L-2 VRTP Shares are redeemable at the option of the Trust at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, on any business day and solely for the purpose of reducing the leverage of the Trust. The Series L-2 VRTP Shares are also subject to mandatory redemption at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance or leverage ratio requirements with respect to the Series L-2 VRTP Shares. Six months prior to the mandatory redemption date, the Trust is required to segregate in a liquidity account with its custodian investments equal to 110% of the Series L-2 VRTP Shares’ redemption price, and over the six month period execute a series of liquidation transactions to assure sufficient liquidity to redeem the Series L-2 VRTP Shares. The holders of the Series L-2 VRTP Shares, voting as a class, are entitled to elect two Trustees of the Trust. If the dividends on the Series L-2 VRTP Shares remain unpaid in an amount equal to two full years’ dividends, the holders of the Series L-2 VRTP Shares as a class have the right to elect a majority of the Board of Trustees.

For financial reporting purposes, the liquidation value of the Series L-2 VRTP Shares (net of unamortized deferred debt issuance costs) is presented as a liability on the Statement of Assets and Liabilities and unpaid dividends are included in interest expense and fees payable. Dividends accrued on each series of variable rate term preferred shares are treated as interest payments for financial reporting purposes and are included in interest expense and fees on the Statement of Operations.

In connection with the transfer of the Series C-1 VRTP Shares to the Assignee on September 30, 2016, the Trust paid an upfront fee of $400,000 and debt issuance costs of $458,267, both of which are being amortized to interest expense and fees over a period of three years to September 30, 2019. The unamortized amount of the debt issuance costs as of November 30, 2016 is presented as a deduction of the liability for variable rate term preferred shares on the Statement of Assets and Liabilities. Also included in interest expense and fees for the six months ended November 30, 2016 is amortization of $192,267 of upfront fees paid in connection with the extensions of the redemption date prior to the transfer of the Series C-1 VRTP Shares to the Assignee.

The carrying amount of the Series L-2 VRTP Shares at November 30, 2016 represents its liquidation value, which approximates fair value. If measured at fair value, the Series L-2 VRTP Shares would have been considered as Level 2 in the fair value hierarchy (see Note 11) at November 30, 2016. The average liquidation preference of the variable rate term preferred shares during the six months ended November 30, 2016 was $80,000,000.

3  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding VRTP Shares. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available

35

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Notes to Financial Statements (Unaudited) — continued

capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Dividends to VRTP shareholders are accrued daily and payable monthly. The dividend rate on the VRTP Shares at November 30, 2016 was 2.78%. The amount of dividends accrued and the average annual dividend rate of the VRTP Shares during the six months ended November 30, 2016 were $934,466 and 2.33%, respectively.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At May 31, 2016, the Trust, for federal income tax purposes, had capital loss carryforwards of $107,490,819 and deferred capital losses of $17,475,666 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryforwards will expire on May 31, 2017 ($49,801,677), May 31, 2018 ($40,967,167) and May 31, 2019 ($16,721,975) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Trust’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at May 31, 2016, $1,132,461 are short-term and $16,343,205 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Trust at November 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$968,100,053

Gross unrealized appreciation	$12,211,895
Gross unrealized depreciation	(30,720,719)

Net unrealized depreciation	$(18,508,824)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.75% of the Trust’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. For the six months ended November 30, 2016, the Trust’s investment adviser fee amounted to $3,436,537. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Trust, but receives no compensation.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended November 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $254,036,535 and $223,197,311, respectively, for the six months ended November 30, 2016.

6  Common Shares of Beneficial Interest and Shelf Offering

The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended November 30, 2016 and the year ended May 31, 2016.

On November 11, 2013, the Board of Trustees of the Trust authorized the repurchase by the Trust of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended November 30, 2016 and the year ended May 31, 2016.

Pursuant to a registration statement filed with the SEC, the Trust is authorized to issue up to an additional 5,495,789 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time

36

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Notes to Financial Statements (Unaudited) — continued

and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. During the six months ended November 30, 2016 and the year ended May 31, 2016, there were no shares sold by the Trust pursuant to its shelf offering.

7  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at November 30, 2016 is included in the Portfolio of Investments. At November 30, 2016, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At November 30, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $88,663. At November 30, 2016, there were no assets pledged by the Trust for such liability.

The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at November 30, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$937,715	(1)	$(88,663	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

37

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Notes to Financial Statements (Unaudited) — continued

The Trust’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Trust’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Trust for such assets and pledged by the Trust for such liabilities as of November 30, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Goldman Sachs International	$507,232	$—	$(507,232)	$—	$—
HSBC Bank USA, N.A.	398,840	(729)	(398,111)	—	—
State Street Bank and Trust Company	31,643	(31,643)	—	—	—

	$937,715	$(32,372)	$(905,343)	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

HSBC Bank USA, N.A.	$(729)	$729	$—	$—	$—
JPMorgan Chase Bank, N.A.	(1,673)	—	—	—	(1,673)
State Street Bank and Trust Company	(86,261)	31,643	—	—	(54,618)

	$(88,663)	$32,372	$—	$—	$(56,291)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended November 30, 2016 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$2,618,973	$607,224

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended November 30, 2016, which is indicative of the volume of this derivative type, was approximately $36,676,000.

8  Revolving Credit and Security Agreement

The Trust has entered into a Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank to borrow up to $295 million ($310 million prior to September 30, 2016). Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, in effect through March 13, 2017, the Trust also pays a program fee of 0.67% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 60% of the total facility size) per annum on the borrowing limit under the Agreement. Program and liquidity fees for the six months ended November 30, 2016 totaled $1,043,833 and are included in interest expense and fees on the Statement of Operations. The Trust also paid an upfront fee of $310,000, which is being amortized to interest expense over a period of one year through March 2017. The unamortized balance at November 30, 2016 is approximately $89,000 and is included in prepaid upfront fees on notes payable on the Statement of

38

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Notes to Financial Statements (Unaudited) — continued

Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At November 30, 2016, the Trust had borrowings outstanding under the Agreement of $246,000,000 at an interest rate of 0.89%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at November 30, 2016 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 11) at November 30, 2016. For the six months ended November 30, 2016, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $238,218,579 and 0.75%, respectively.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

10  Credit Risk

The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

39

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Notes to Financial Statements (Unaudited) — continued

At November 30, 2016, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$830,529,129	$2,368,883	$832,898,012
Corporate Bonds & Notes	—	53,225,838	0	53,225,838
Asset-Backed Securities	—	31,239,235	—	31,239,235
Common Stocks	1,111,820	697,715	4,913,845	6,723,380
Convertible Preferred Stocks	—	—	1,112	1,112
Closed-End Funds	13,125,101	—	—	13,125,101
Warrants	—	2,250	—	2,250
Miscellaneous	—	55	0	55
Short-Term Investments	—	12,376,246	—	12,376,246

Total Investments	$14,236,921	$928,070,468	$7,283,840	$949,591,229

Forward Foreign Currency Exchange Contracts	$—	$937,715	$—	$937,715

Total	$14,236,921	$929,008,183	$7,283,840	$950,528,944

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(88,663)	$—	$(88,663)

Total	$—	$(88,663)	$—	$(88,663)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended November 30, 2016 is not presented.

At November 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

12  Legal Proceedings

In May 2015, the Trust was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Trust is approximately $4,166,000 (equal to 0.69% of net assets applicable to common shares at November 30, 2016). The Trust cannot predict the outcome of these proceedings or the effect, if any, on the Trust’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Trust as incurred.

40

Eaton Vance

Floating-Rate Income Trust

November 30, 2016

Officers and Trustees

Officers of Eaton Vance Floating-Rate Income Trust

Scott H. Page

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Income Trust

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of November 30, 2016, Trust records indicate that there are 9 registered shareholders and approximately 20,016 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EFT.

41

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer and Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at
1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

42

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This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7739    11.30.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee of its conclusion that, in light of the facts surrounding its lending relationships, D&T’s objectivity and impartiality in the planning and conduct of the audits of the Funds financial statements will not be compromised, D&T is in a position to continue as the auditor for the Funds and no actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to the auditor independence issue described above. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. After giving consideration to the guidance provided in the No-Action Letter, D&T affirmed to the Audit Committee that D&T is an independent accountant with respect to the Funds within the meaning of the rules and standards of the PCAOB and the securities laws and regulations administered by the SEC. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 20, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 20, 2017